N-2	Jan. 13, 2026
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3450
Exhibits Only, 462(d)	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Contact Personnel Name	Kristin Hester